Other Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Fair Value Inputs Assets Quantitative Information [Line Items]
Other income	$ 280	$ 4,787	$ 280
Derivative		3,446
Other long-term assets	690	5,533
Other Comprehensive loss	(3,542)	0	0
Defaulted charterer
Fair Value Inputs Assets Quantitative Information [Line Items]
Other income		4,623
Derivative		3,446		2,258
Other long-term assets		$ 1,177